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                                August 15, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  C.M. Life Insurance Company
     C.M. Multi-Account A (MassMutual Artistry Segment)
     File No. 333-95845

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the "Company") and C.M. Multi-Account A - MassMutual Artistry Segment (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in pre-effective amendment number 1 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about August 1, 2000.


Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis
Counsel